Nuveen Preferred Securities and Income Fund
Portfolio of Investments May 31, 2023
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 97.3%
X
2,230,695,041 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 49.5%
X 2,230,695,041
Automobiles - 1.4%
$ 28,479 General Motors Financial Co Inc (3) 5.700% N/A (4) BB+ $ 24,918,227
49,118 General Motors Financial Co Inc (3) 5.750% N/A (4) BB+ 39,676,538
Total Automobiles 64,594,765
Banks - 19.0%
25,649 Bank of America Corp 6.250% N/A (4) BBB+ 25,174,494
16,626 Bank of America Corp 6.500% N/A (4) BBB+ 16,626,000
25,726 Bank of America Corp (3) 6.300% N/A (4) BBB+ 25,854,630
13,651 Bank of America Corp 6.100% N/A (4) BBB+ 13,309,725
11,780 Bank of America Corp 4.375% N/A (4) BBB+ 9,836,300
11,994 Citigroup Inc 4.150% N/A (4) BBB- 9,717,297
47,169 Citigroup Inc 6.300% N/A (4) BBB- 44,569,988
49,701 Citigroup Inc 5.950% N/A (4) BBB- 46,675,323
35,016 Citigroup Inc 5.000% N/A (4) BBB- 32,323,270
17,988 Citigroup Inc (3) 6.250% N/A (4) BBB- 17,403,630
9,885 Citigroup Inc (3) 7.375% N/A (4) BBB- 9,810,863
17,365 Citizens Financial Group Inc 4.000% N/A (4) Baa3 12,877,828
3,846 Citizens Financial Group Inc (3) 6.375% N/A (4) Baa3 3,163,996
23,396 CoBank ACB 6.250% N/A (4) BBB+ 21,875,309
33,000 CoBank ACB 6.450% N/A (4) BBB+ 30,767,032
5,865 Commerzbank AG, 144A 8.125% 9/19/23 Baa3 5,820,641
29,665 Farm Credit Bank of Texas, 144A 5.700% N/A (4) Baa1 27,291,800
10,336 Fifth Third Bancorp 4.500% N/A (4) Baa3 8,911,400
17,141 First Citizens BancShares Inc/NC (3-Month LIBOR
reference rate + 3.972% spread) (5)
8.838% N/A (4) Ba1 15,849,534
5,510 Goldman Sachs Group Inc/The 3.800% N/A (4) BBB- 4,376,593
965 Goldman Sachs Group Inc/The 4.400% N/A (4) BB+ 809,954
9,768 HSBC Capital Funding Dollar 1 LP, 144A 10.176% N/A (4) BBB 11,916,960
26,515 Huntington Bancshares Inc/OH (3) 5.625% N/A (4) Baa3 23,399,488
66,911 JPMorgan Chase & Co 6.750% N/A (4) BBB+ 66,994,639
17,059 JPMorgan Chase & Co 6.100% N/A (4) BBB+ 16,791,369
31,738 JPMorgan Chase & Co 5.000% N/A (4) BBB+ 30,369,299
4,657 JPMorgan Chase & Co 3.650% N/A (4) BBB+ 4,108,731
9,491 KeyCorp 5.000% N/A (4) Baa3 6,615,227
14,785 M&T Bank Corp 3.500% N/A (4) Baa2 9,600,472
8,046 M&T Bank Corp 6.450% N/A (4) Baa2 7,257,585
12,323 M&T Bank Corp 5.125% N/A (4) Baa2 9,368,543
7,340 PNC Financial Services Group Inc/The 4.850% N/A (4) BBB- 6,881,208
6,555 PNC Financial Services Group Inc/The (3) 6.200% N/A (4) Baa2 6,059,278
30,660 PNC Financial Services Group Inc/The 6.250% N/A (4) Baa2 27,823,950
16,330 PNC Financial Services Group Inc/The 3.400% N/A (4) Baa2 12,206,675
14,835 PNC Financial Services Group Inc/The (3) 6.000% N/A (4) Baa2 13,293,521
19,242 PNC Financial Services Group Inc/The (3-Month LIBOR
reference rate + 3.678% spread) (3),(5)
3.804% N/A (4) Baa2 19,194,455
8,444 PNC Financial Services Group Inc/The 5.000% N/A (4) Baa2 7,206,723
14,102 Regions Financial Corp 5.750% N/A (4) Baa3 13,066,894
46,536 Truist Financial Corp 4.800% N/A (4) Baa2 38,857,560
12,446 Truist Financial Corp (3-Month LIBOR reference rate +
3.102% spread) (5)
7.968% N/A (4) Baa2 11,917,045
17,044 Truist Financial Corp 5.100% N/A (4) Baa2 14,998,720
47,503 Wells Fargo & Co 5.875% N/A (4) Baa2 46,921,088
37,830 Wells Fargo & Co 3.900% N/A (4) Baa2 33,139,080
6,580 Wells Fargo & Co 7.950% 11/15/29 Baa1 7,240,375

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Banks (continued)
$ 13,663 Wells Fargo & Co 5.900% N/A (4) Baa2 $ 13,475,134
7,490 Zions Bancorp NA 5.800% N/A (4) BB+ 5,290,167
7,645 Zions Bancorp NA 7.200% N/A (4) BB+ 6,173,338
Total Banks 853,213,131
Capital Markets - 2.1%
7,300 Bank of New York Mellon Corp/The 4.700% N/A (4) Baa1 7,148,452
11,210 Charles Schwab Corp/The (3) 4.000% N/A (4) Baa2 9,160,812
21,246 Charles Schwab Corp/The 5.375% N/A (4) Baa2 20,423,142
31,868 Goldman Sachs Group Inc/The (3) 5.500% N/A (4) BBB- 30,826,501
25,800 Goldman Sachs Group Inc/The 5.300% N/A (4) BBB- 24,264,581
4,925 Goldman Sachs Group Inc/The 4.125% N/A (4) BBB- 4,003,992
Total Capital Markets 95,827,480
Communications Equipment - 0.2%
9,350 Vodafone Group PLC 4.125% 6/04/81 BB+ 7,438,393
Total Communications Equipment 7,438,393
Consumer Finance - 1.4%
19,925 Ally Financial Inc 4.700% N/A (4) Ba2 12,987,614
13,540 Ally Financial Inc 4.700% N/A (4) Ba2 9,580,904
13,930 American Express Co 3.550% N/A (4) Baa2 11,414,410
18,295 Capital One Financial Corp (3) 3.950% N/A (4) Baa3 13,599,963
11,108 Discover Financial Services (3) 6.125% N/A (4) Ba1 10,298,008
8,000 Discover Financial Services 5.500% N/A (4) Ba1 5,952,800
Total Consumer Finance 63,833,699
Electric Utilities - 1.8%
16,285 American Electric Power Co Inc 3.875% 2/15/62 BBB 13,109,403
13,579 Edison International 5.000% N/A (4) BB+ 11,621,205
8,247 Edison International 5.375% N/A (4) BB+ 7,219,424
40,009 Emera Inc 6.750% 6/15/76 BB+ 38,308,617
13,626 Southern Co/The 4.000% 1/15/51 BBB- 12,695,753
Total Electric Utilities 82,954,402
Financial Services - 2.9%
20,885 American AgCredit Corp, 144A 5.250% N/A (4) BB+ 18,169,952
13,295 Capital Farm Credit ACA, 144A 5.000% N/A (4) BB 12,430,825
3,955 Citigroup Capital III 7.625% 12/01/36 Baa3 4,123,256
9,250 Citigroup Inc (3-Month LIBOR reference rate + 4.068%
spread) (5)
9.341% N/A (4) BBB- 9,203,750
33 Compeer Financial ACA, 144A 6.750% N/A (4) BB+ 32,682,797
6,700 Compeer Financial ACA, 144A 4.875% N/A (4) BB+ 5,896,000
25,209 Equitable Holdings Inc 4.950% N/A (4) BBB- 22,763,727
26,248 Voya Financial Inc 6.125% N/A (4) BBB- 24,673,120
Total Financial Services 129,943,427
Food Products - 3.0%
13,835 Dairy Farmers of America Inc, 144A 7.125% N/A (4) BB+ 11,759,750
51,917 Land O' Lakes Inc, 144A 7.250% N/A (4) BB 44,129,450
44,310 Land O' Lakes Inc, 144A 8.000% N/A (4) BB 40,322,100
46,321 Land O' Lakes Inc, 144A 7.000% N/A (4) BB 37,404,207
Total Food Products 133,615,507
Independent Power Producers & Energy Traders - 0.8%
13,450 AES Andes SA, 144A 6.350% 10/07/79 BB 12,378,977
7,705 AES Andes SA, 144A 7.125% 3/26/79 BB 7,268,974
10,900 Vistra Corp, 144A 7.000% N/A (4) Ba3 9,587,640

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Independent Power Producers & Energy Traders (continued)
$ 7,395 Vistra Corp, 144A 8.000% N/A (4) Ba3 $ 6,884,754
Total Independent Power Producers & Energy Traders 36,120,345
Industrial Conglomerates - 0.4%
19,013 General Electric Co (3-Month LIBOR reference rate +
3.330% spread) (3),(5)
8.196% N/A (4) BBB- 18,927,441
Total Industrial Conglomerates 18,927,441
Insurance - 9.5%
7,115 Aegon NV 5.500% 4/11/48 Baa1 6,784,366
9,025 American International Group Inc 5.750% 4/01/48 BBB- 8,668,513
47,922 Assurant Inc (3) 7.000% 3/27/48 Baa3 45,693,401
66,640 Assured Guaranty Municipal Holdings Inc, 144A 6.400% 12/15/66 BBB+ 59,309,600
12,610 AXIS Specialty Finance LLC 4.900% 1/15/40 BBB 10,009,771
15,804 Enstar Finance LLC 5.750% 9/01/40 BBB- 13,102,624
17,288 Enstar Finance LLC 5.500% 1/15/42 BBB- 12,468,589
10,830 Fidelis Insurance Holdings Ltd, 144A 6.625% 4/01/41 BB+ 10,234,350
36,087 Markel Group Inc (3) 6.000% N/A (4) BBB- 34,794,337
7,425 MetLife Inc 3.850% N/A (4) BBB 6,893,673
4,531 MetLife Inc 5.875% N/A (4) BBB 4,112,879
24,448 MetLife Inc, 144A 9.250% 4/08/38 BBB 28,665,280
15,099 PartnerRe Finance B LLC (3) 4.500% 10/01/50 Baa1 12,532,170
24,242 Provident Financing Trust I 7.405% 3/15/38 BB+ 24,490,480
3,085 Prudential Financial Inc 3.700% 10/01/50 BBB+ 2,606,426
13,234 Prudential Financial Inc 5.125% 3/01/52 BBB+ 11,866,001
15,606 QBE Insurance Group Ltd, 144A (3) 5.875% N/A (4) Baa2 14,741,176
41,288 QBE Insurance Group Ltd, 144A (3) 7.500% 11/24/43 Baa1 41,259,482
16,911 QBE Insurance Group Ltd , Reg S 6.750% 12/02/44 BBB 16,712,067
32,074 SBL Holdings Inc, 144A 6.500% N/A (4) BB 18,522,735
66,824 SBL Holdings Inc, 144A 7.000% N/A (4) BB 44,270,900
Total Insurance 427,738,820
Media - 0.2%
12,628 Paramount Global 6.375% 3/30/62 Baa3 10,118,059
Total Media 10,118,059
Multi-Utilities - 1.7%
11,445 Algonquin Power & Utilities Corp 4.750% 1/18/82 BB+ 9,156,000
32,586 CenterPoint Energy Inc (3) 6.125% N/A (4) BBB- 31,036,430
9,789 CMS Energy Corp 4.750% 6/01/50 BBB- 8,592,393
14,740 Sempra Energy 4.125% 4/01/52 BBB- 11,948,975
17,730 Sempra Energy 4.875% N/A (4) BBB- 16,749,176
Total Multi-Utilities 77,482,974
Oil, Gas & Consumable Fuels - 1.8%
14,354 Enbridge Inc 6.000% 1/15/77 BBB- 13,505,586
12,755 Enbridge Inc 7.625% 1/15/83 BBB- 12,857,346
12,618 Enbridge Inc 5.750% 7/15/80 BBB- 11,375,440
4,735 Enbridge Inc 5.500% 7/15/77 BBB- 4,136,142
14,442 Energy Transfer LP 6.500% N/A (4) BB 12,636,754
3,895 Energy Transfer LP 7.125% N/A (4) BB 3,273,884
17,245 Transcanada Trust 5.600% 3/07/82 BBB- 14,460,825
7,560 Transcanada Trust 5.500% 9/15/79 BBB- 6,374,254
Total Oil, Gas & Consumable Fuels 78,620,231
Trading Companies & Distributors - 2.7%
50,650 AerCap Global Aviation Trust, 144A 6.500% 6/15/45 Baa3 49,481,251
22,977 AerCap Holdings NV (3) 5.875% 10/10/79 BB+ 21,378,867
16,955 Air Lease Corp 4.650% N/A (4) BB+ 13,597,910

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Trading Companies & Distributors (continued)
$ 44,963 ILFC E-Capital Trust I, 144A 6.798% 12/21/65 Baa3 $ 30,237,618
10,564 ILFC E-Capital Trust I, 144A 6.548% 12/21/65 Baa3 6,906,215
Total Trading Companies & Distributors 121,601,861
U.S. Agency - 0.1%
6,770 Farm Credit Bank of Texas, 144A 6.200% N/A (4) BBB+ 5,889,900
Total U.S. Agency 5,889,900
Wireless Telecommunication Services - 0.5%
22,509 Vodafone Group PLC 7.000% 4/04/79 BB+ 22,774,606
Total Wireless Telecommunication Services 22,774,606
Total $1,000 Par (or similar) Institutional Preferred
(cost $2,467,986,993) 2,230,695,041
Principal
Amount (000) Description (1) ,(6) Coupon Maturity Ratings (2) Value
X
1,322,781,913 CONTINGENT CAPITAL SECURITIES - 29.4%
X 1,322,781,913
Banks - 24.3%
$ 12,702 Australia & New Zealand Banking Group Ltd/United
Kingdom, 144A
6.750% N/A (4) Baa2 $ 12,296,216
27,982 Banco Bilbao Vizcaya Argentaria SA 6.125% N/A (4) Ba2 22,785,278
36,385 Banco Bilbao Vizcaya Argentaria SA (3) 6.500% N/A (4) Ba2 33,680,446
16,450 Banco Mercantil del Norte SA/Grand Cayman, 144A (3) 7.625% N/A (4) Ba2 14,681,625
10,700 Banco Mercantil del Norte SA/Grand Cayman, 144A (3) 7.500% N/A (4) Ba2 9,234,299
37,435 Banco Santander SA (3) 4.750% N/A (4) Ba1 28,965,331
26,800 Banco Santander SA , Reg S 7.500% N/A (4) Ba1 25,728,000
46,135 Barclays PLC 8.000% N/A (4) BBB- 43,327,685
42,700 Barclays PLC 6.125% N/A (4) BBB- 36,937,635
31,805 Barclays PLC 7.750% N/A (4) BBB- 30,775,154
38,515 Barclays PLC 8.000% N/A (4) BBB- 33,411,763
43,770 BNP Paribas SA, 144A 7.750% N/A (4) BBB 41,828,100
12,305 BNP Paribas SA, 144A (3) 9.250% N/A (4) BBB 12,766,438
12,150 BNP Paribas SA, 144A 7.000% N/A (4) BBB 10,864,066
28,905 BNP Paribas SA, 144A (3) 6.625% N/A (4) BBB 27,784,642
19,606 BNP Paribas SA, 144A (3) 7.375% N/A (4) BBB 19,070,833
42,374 Credit Agricole SA, 144A (3) 8.125% N/A (4) BBB 42,426,968
29,263 Credit Agricole SA, 144A 7.875% N/A (4) BBB 28,970,370
8,421 Credit Suisse Group AG, 144A 5.250% N/A (4) C 252,630
6,435 Danske Bank A/S , Reg S 4.375% N/A (4) BBB- 5,482,684
1,746 Danske Bank A/S , Reg S 7.000% N/A (4) BBB- 1,644,819
16,805 HSBC Holdings PLC (3) 8.000% N/A (4) BBB 16,661,160
79,297 HSBC Holdings PLC (3) 6.375% N/A (4) BBB 76,241,687
61,994 HSBC Holdings PLC 6.000% N/A (4) BBB 54,967,986
49,559 ING Groep NV 5.750% N/A (4) BBB 43,920,673
27,860 ING Groep NV , Reg S 6.750% N/A (4) BBB 26,479,593
34,400 ING Groep NV (3) 6.500% N/A (4) BBB 31,868,180
15,795 Intesa Sanpaolo SpA, 144A 7.700% N/A (4) BB- 14,621,846
59,795 Lloyds Banking Group PLC 7.500% N/A (4) Baa3 56,356,787
51,161 Lloyds Banking Group PLC 7.500% N/A (4) Baa3 49,229,672
16,740 Lloyds Banking Group PLC 8.000% N/A (4) Baa3 15,386,037
20,370 Macquarie Bank Ltd/London, 144A 6.125% N/A (4) BB+ 17,540,150
36,354 NatWest Group PLC (3) 8.000% N/A (4) BBB- 35,763,248
35,410 NatWest Group PLC 6.000% N/A (4) Baa3 32,963,383
18,900 Nordea Bank Abp, 144A (3) 6.625% N/A (4) BBB+ 17,696,549
22,820 Societe Generale SA, 144A 4.750% N/A (4) BB+ 17,283,013
12,183 Societe Generale SA, 144A 8.000% N/A (4) BB 11,391,105
17,715 Societe Generale SA, 144A 7.875% N/A (4) BB+ 17,227,838
12,226 Societe Generale SA, 144A (3) 6.750% N/A (4) BB 9,582,128

Principal
Amount (000) Description (1),(6) Coupon Maturity Ratings (2) Value
Banks (continued)
$ 5,000 Societe Generale SA, 144A 5.375% N/A (4) BB+ $ 3,573,737
24,830 Societe Generale SA, 144A (3) 9.375% N/A (4) BB+ 23,960,950
15,485 Standard Chartered PLC, 144A (3) 4.300% N/A (4) BBB- 10,881,836
2,305 Standard Chartered PLC, 144A 7.750% N/A (4) BBB- 2,243,757
986 Standard Chartered PLC, 144A 6.000% N/A (4) BBB- 934,185
21,774 UniCredit SpA , Reg S 8.000% N/A (4) BB- 21,338,520
Total Banks 1,091,029,002
Capital Markets - 5.1%
61,301 Credit Suisse Group AG, 144A 7.500% N/A (4) C 1,839,030
62,450 Credit Suisse Group AG, 144A 7.250% N/A (4) C 1,873,500
12,260 Credit Suisse Group AG, 144A 6.375% N/A (4) C 367,800
36,075 Credit Suisse Group AG, 144A 9.750% N/A (4) C 1,082,250
49,069 Credit Suisse Group AG, 144A 7.500% N/A (4) C 1,472,070
78,385 Deutsche Bank AG (3) 6.000% N/A (4) Ba2 60,049,103
59,845 UBS Group AG, 144A 7.000% N/A (4) BBB 57,151,975
57,535 UBS Group AG , Reg S 6.875% N/A (4) BBB 52,005,081
50,277 UBS Group AG , Reg S 7.000% N/A (4) BBB 47,758,122
10,950 UBS Group AG, 144A 3.875% N/A (4) BBB 8,153,980
Total Capital Markets 231,752,911
Total Contingent Capital Securities
(cost $1,694,361,944) 1,322,781,913
Shares Description (1) Coupon Ratings (2) Value
X 826,745,993 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 18.4%
X 826,745,993
Banks - 4.8%
168,671 CoBank ACB 6.200% BBB+ $ 15,981,577
572,086 Farm Credit Bank of Texas, 144A 6.750% Baa1 56,636,514
563,126 Fifth Third Bancorp (3) 6.625% Baa3 13,875,425
280,000 Huntington Bancshares Inc/OH 8.196% Baa3 4,620,000
285,287 KeyCorp 6.125% Baa3 5,768,503
1,981,908 KeyCorp 6.200% Baa3 38,964,311
1,141,927 New York Community Bancorp Inc (3) 6.375% Ba2 24,882,590
745,483 Regions Financial Corp 6.375% Baa3 16,303,713
302,269 Regions Financial Corp (3) 5.700% Baa3 5,984,926
541,775 Synovus Financial Corp (3) 5.875% BB- 10,960,108
342,966 Wells Fargo & Co 4.750% Baa2 6,495,776
327,000 Western Alliance Bancorp 4.250% Ba3 4,313,130
484,833 Wintrust Financial Corp 6.875% BB 11,306,306
Total Banks 216,092,879
Capital Markets - 1.9%
29,188 Goldman Sachs Group Inc/The (3) 8.977% BB+ 735,538
742,790 Morgan Stanley 7.125% BBB 18,792,587
548,497 Morgan Stanley 6.375% BBB 13,547,876
552,788 Morgan Stanley 6.875% BBB 13,902,618
1,344,835 Morgan Stanley 5.850% BBB 32,128,108
264,500 Morgan Stanley (3) 6.500% BBB 6,908,740
Total Capital Markets 86,015,467
Consumer Finance - 0.1%
350,835 Synchrony Financial 5.625% BB- 5,981,737
Total Consumer Finance 5,981,737
Diversified Telecommunication Services - 0.2%
314,900 AT&T Inc (3) 4.750% BBB- 6,656,986
Total Diversified Telecommunication Services 6,656,986

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Shares   Description (1) Coupon Ratings (2) Value
Financial Services - 1.9%
366,034 AgriBank FCB 6.875% BBB+ $ 36,603,400
558,300 Equitable Holdings Inc 5.250% BBB- 11,121,336
385,749 Federal Agricultural Mortgage Corp (3) 6.000% N/R 9,932,998
1,158,054 Voya Financial Inc 5.350% BBB- 26,936,336
Total Financial Services 84,594,070
Food Products - 1.5%
528,896 CHS Inc 6.750% N/R 13,354,624
463,309 CHS Inc 7.875% N/R 12,273,055
1,451,502 CHS Inc (3) 7.100% N/R 36,432,700
44,881 CHS Inc 7.500% N/R 1,174,536
66,700 Dairy Farmers of America Inc, 144A 7.875% BB+ 6,136,400
Total Food Products 69,371,315
Insurance - 5.6%
60,000 Allstate Corp/The 8.661% Baa1 1,532,400
1,516,728 American Equity Investment Life Holding Co (3) 5.950% BB 34,505,562
1,153,711 American Equity Investment Life Holding Co 6.625% BB 27,562,156
603,290 Aspen Insurance Holdings Ltd 5.625% BB+ 11,450,444
1,320,871 Aspen Insurance Holdings Ltd (3) 5.950% BB+ 32,480,218
229,700 Assurant Inc 5.250% Baa3 4,506,714
722,281 Athene Holding Ltd (3) 7.750% BBB 17,573,097
856,816 Athene Holding Ltd (3) 6.375% BBB 19,689,632
1,074,674 Athene Holding Ltd (3) 6.350% BBB 22,417,699
171,383 Axis Capital Holdings Ltd 5.500% BBB 3,650,458
236,820 Delphi Financial Group Inc 8.511% BBB 5,446,860
717,116 Enstar Group Ltd 7.000% BBB- 15,561,417
1,026,075 Maiden Holdings North America Ltd 7.750% N/R 18,838,737
763,405 Reinsurance Group of America Inc 5.750% BBB+ 18,741,593
556,200 Reinsurance Group of America Inc 7.125% BBB+ 14,244,282
221,929 Selective Insurance Group Inc 4.600% BBB- 3,635,197
Total Insurance 251,836,466
Multi-Utilities - 0.1%
167,800 NiSource Inc 6.500% BBB- 4,161,440
Total Multi-Utilities 4,161,440
Oil, Gas & Consumable Fuels - 1.7%
258,400 Energy Transfer LP (3) 7.600% BB 5,891,520
1,237,707 NuStar Energy LP 11.139% B2 29,296,525
832,558 NuStar Energy LP 12.262% B2 20,947,159
753,936 NuStar Logistics LP 11.994% B 19,579,718
Total Oil, Gas & Consumable Fuels 75,714,922

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Shares   Description (1) Coupon Ratings (2) Value
Trading Companies & Distributors - 0.6%
844,551 Air Lease Corp 6.150% BB+ $ 19,044,625
271,800 WESCO International Inc 10.625% B+ 7,276,086
Total Trading Companies & Distributors 26,320,711
Total $25 Par (or similar) Retail Preferred
(cost $906,729,176) 826,745,993
Total Long-Term Investments
(cost $5,069,078,113) 4,380,222,947
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   3.0%
X 133,950,189 MONEY MARKET FUNDS - 3.0%
X 133,950,189
133,950,189 State Street Navigator Securities Lending Government
Money Market Portfolio (7)
5.110%(8) $ 133,950,189
Total Money Market Funds
(cost $133,950,189) $ 133,950,189
Total Investments Purchased with Collateral from Securities Lending
(cost $133,950,189) 133,950,189
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.3%
14,675,839 REPURCHASE AGREEMENTS - 0.3%
X 14,675,839
$ 7,154 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 5/31/23, repurchase price
$7,154,996, collateralized $8,885,000, U.S. Treasury
Bonds, 2.875%, due 5/15/52, value $7,297,153
5.010% 6/01/23 $ 7,154,000
7,522 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 5/31/23, repurchase price
$7,522,157, collateralized $8,809,700, U.S. Treasury
Notes, 1.000%, due 7/31/28, value $7,672,306
1.520% 6/01/23 7,521,839
Total Repurchase Agreements
(cost $14,675,839) 14,675,839
Total Short-Term Investments
(cost $14,675,839) 14,675,839
Total Investments
(cost $ 5,217,704,141 ) - 100 .6% 4,528,848,975
Other Assets & Liabilities, Net -  (0.6)% (25,177,014)
Net Assets - 100% $ 4,503,671,961

Nuveen Preferred Securities and Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ 32,682,797 $ 2,198,012,244 $ – $ 2,230,695,041
Contingent Capital Securities – 1,322,781,913 – 1,322,781,913
$25 Par (or similar) Retail Preferred 762,577,756 64,168,237 – 826,745,993
Investments Purchased with Collateral from
Securities Lending 133,950,189 – – 133,950,189
Short-Term Investments:
Repurchase Agreements – 14,675,839 – 14,675,839
Total
$ 929,210,742 $ 3,599,638,233 $ – $ 4,528,848,975
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $129,382,156.
(4) Perpetual security. Maturity date is not applicable.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(7) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(8) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
LIBOR London Inter-Bank Offered Rate
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.

Nuveen Flexible Income Fund
Portfolio of Investments May 31, 2023
(Unaudited)
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
LONG-TERM INVESTMENTS - 94.2%
X 613,060,528 CORPORATE BONDS - 50.5%
X 613,060,528
Auto Components - 0.2%
$ 2,675 Dana Inc 5.625% 6/15/28 BB+ $ 2,448,996
Total Auto Components 2,448,996
Automobiles - 2.8%
11,575 Ford Motor Co 5.291% 12/08/46 BB+ 9,147,710
6,365 Ford Motor Credit Co LLC 7.350% 11/04/27 BB+ 6,421,298
18,280 General Motors Co 6.600% 4/01/36 BBB 18,552,414
Total Automobiles 34,121,422
Beverages - 1.2%
4,400 Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.900% 2/01/46 A- 4,178,657
10,560 Anheuser-Busch InBev Finance Inc 4.900% 2/01/46 A- 10,028,777
Total Beverages 14,207,434
Biotechnology - 1.3%
17,075 Amgen Inc 4.875% 3/01/53 BBB+ 15,437,197
Total Biotechnology 15,437,197
Broadline Retail - 0.8%
15,319 Nordstrom Inc 5.000% 1/15/44 BB+ 9,775,896
Total Broadline Retail 9,775,896
Capital Markets - 0.9%
6,950 Morgan Stanley 6.138% 10/16/26 A1 7,099,900
3,990 Raymond James Financial Inc 4.950% 7/15/46 A- 3,544,187
Total Capital Markets 10,644,087
Chemicals - 2.2%
9,625 Ashland LLC 6.875% 5/15/43 BB+ 9,630,294
13,475 Celanese US Holdings LLC 6.165% 7/15/27 BBB- 13,567,083
3,974 Trinseo Materials Operating SCA / Trinseo Materials
Finance Inc, 144A (3)
5.375% 9/01/25 B3 3,129,525
Total Chemicals 26,326,902
Communications Equipment - 1.0%
12,600 Viasat Inc, 144A 5.625% 4/15/27 BB+ 11,799,593
Total Communications Equipment 11,799,593
Consumer Finance - 1.1%
6,850 Ally Financial Inc 8.000% 11/01/31 BBB- 7,142,341
6,789 Ally Financial Inc 5.750% 11/20/25 Baa3 6,593,249
Total Consumer Finance 13,735,590
Consumer Staples Distribution & Retail - 1.7%
13,539 Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC, 144A
7.500% 3/15/26 BB 13,914,234
7,160 SEG Holding LLC / SEG Finance Corp, 144A 5.625% 10/15/28 BB- 6,784,320
Total Consumer Staples Distribution & Retail 20,698,554

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Containers & Packaging - 1.4%
$ 15,875 Sealed Air Corp, 144A 6.875% 7/15/33 BB+ $ 16,192,500
475 Sealed Air Corp, 144A 6.125% 2/01/28 BB+ 470,643
Total Containers & Packaging 16,663,143
Diversified Telecommunication Services - 0.9%
12,707 GCI LLC, 144A 4.750% 10/15/28 B+ 10,728,310
Total Diversified Telecommunication Services 10,728,310
Electric Utilities - 0.6%
3,400 Edison International 5.750% 6/15/27 Baa2 3,427,560
4,100 Vistra Operations Co LLC, 144A 5.000% 7/31/27 BB 3,853,054
Total Electric Utilities 7,280,614
Electrical Equipment - 1.3%
13,025 Regal Rexnord Corp, 144A 6.400% 4/15/33 Baa3 12,882,704
2,675 Regal Rexnord Corp, 144A 6.050% 4/15/28 Baa3 2,643,537
Total Electrical Equipment 15,526,241
Entertainment - 0.9%
5,000 Liberty Interactive LLC 8.500% 7/15/29 Caa2 1,837,500
12,325 Warnermedia Holdings Inc 5.141% 3/15/52 BBB- 9,618,910
Total Entertainment 11,456,410
Equity Real Estate Investment Trusts - 0.9%
5,396 GLP Capital LP / GLP Financing II Inc 5.250% 6/01/25 BBB- 5,279,040
6,850 Iron Mountain Inc, 144A 4.875% 9/15/29 BB- 6,109,108
Total Equity Real Estate Investment Trusts 11,388,148
Ground Transportation - 1.5%
8,279 XPO CNW Inc 6.700% 5/01/34 BB+ 7,849,320
8,060 XPO Inc, 144A 6.250% 6/01/28 BBB- 7,932,357
2,145 XPO Inc, 144A 7.125% 6/01/31 BB+ 2,125,096
Total Ground Transportation 17,906,773
Health Care Providers & Services - 3.3%
10,125 Centene Corp 4.625% 12/15/29 BBB- 9,389,925
15,125 CVS Health Corp 4.780% 3/25/38 BBB 13,988,983
13,575 HCA Inc 5.125% 6/15/39 BBB- 12,422,945
4,400 Tenet Healthcare Corp (3) 6.125% 10/01/28 B+ 4,170,340
Total Health Care Providers & Services 39,972,193
Hotel & Resort REITs - 0.9%
3,275 GLP Capital LP / GLP Financing II Inc 5.375% 4/15/26 BBB- 3,181,069
8,375 VICI Properties LP 5.625% 5/15/52 BBB- 7,382,437
Total Hotel & Resort REITs 10,563,506
Hotels, Restaurants & Leisure - 1.5%
4,018 Marriott International Inc/MD 4.625% 6/15/30 BBB 3,852,448
15,075 McDonald's Corp 4.875% 12/09/45 BBB+ 14,196,839
Total Hotels, Restaurants & Leisure 18,049,287
Interactive Media & Services - 1.3%
16,415 TripAdvisor Inc, 144A 7.000% 7/15/25 BB- 16,454,161
Total Interactive Media & Services 16,454,161

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Life Sciences Tools & Services - 0.5%
$ 6,900 Avantor Funding Inc, 144A 4.625% 7/15/28 BB $ 6,382,285
Total Life Sciences Tools & Services 6,382,285
Machinery - 1.1%
6,715 ATS Corp, 144A 4.125% 12/15/28 BB- 6,012,477
7,950 Roller Bearing Co of America Inc, 144A 4.375% 10/15/29 B+ 7,035,750
Total Machinery 13,048,227
Media - 5.1%
12,075 CCO Holdings LLC / CCO Holdings Capital Corp, 144A 5.125% 5/01/27 BB+ 11,185,344
14,500 Charter Communications Operating LLC / Charter
Communications Operating Capital
6.484% 10/23/45 BBB- 13,122,852
16,824 Nexstar Media Inc, 144A 5.625% 7/15/27 BB+ 15,436,020
22,204 Paramount Global 6.875% 4/30/36 Baa2 21,721,807
Total Media 61,466,023
Metals & Mining - 1.1%
6,600 ArcelorMittal SA 7.000% 10/15/39 BBB- 6,777,929
7,100 Southern Copper Corp 5.875% 4/23/45 BBB+ 7,193,613
Total Metals & Mining 13,971,542
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
8,700 HAT Holdings I LLC / HAT Holdings II LLC, 144A (3) 6.000% 4/15/25 Baa3 8,417,035
Total Mortgage Real Estate Investment Trusts (REITs) 8,417,035
Oil, Gas & Consumable Fuels - 2.2%
5,125 Cheniere Corpus Christi Holdings LLC 5.125% 6/30/27 BBB- 5,082,142
5,875 Diamondback Energy Inc 6.250% 3/15/33 Baa2 6,099,047
4,190 Enviva Partners LP / Enviva Partners Finance Corp, 144A
(3)
6.500% 1/15/26 B1 3,318,145
12,904 Phillips 66 4.650% 11/15/34 A3 12,065,761
Total Oil, Gas & Consumable Fuels 26,565,095
Semiconductors & Semiconductor Equipment - 2.1%
13,308 Amkor Technology Inc, 144A 6.625% 9/15/27 BB 13,288,708
5,320 Broadcom Inc, 144A 3.187% 11/15/36 BBB- 3,981,080
8,525 Broadcom Inc 4.750% 4/15/29 BBB- 8,309,392
Total Semiconductors & Semiconductor Equipment 25,579,180
Software - 1.5%
8,734 Oracle Corp 4.300% 7/08/34 BBB 7,868,038
4,750 Oracle Corp 5.550% 2/06/53 BBB 4,435,735
6,475 VMware Inc 4.700% 5/15/30 BBB 6,156,147
Total Software 18,459,920
Specialty Retail - 1.8%
14,309 Bath & Body Works Inc 6.875% 11/01/35 BB 12,962,598
5,780 Gap Inc, 144A 3.625% 10/01/29 BB 4,066,032
8,005 Gap Inc, 144A 3.875% 10/01/31 BB 5,521,743
Total Specialty Retail 22,550,373
Technology Hardware, Storage & Peripherals - 3.3%
28,844 Hewlett Packard Enterprise Co 6.350% 10/15/45 BBB+ 29,464,772
569 NCR Corp, 144A 5.250% 10/01/30 BB- 485,791
6,129 Seagate HDD Cayman 4.875% 6/01/27 BB+ 5,883,413
4,720 Seagate HDD Cayman 4.091% 6/01/29 BB+ 4,078,636
Total Technology Hardware, Storage & Peripherals 39,912,612

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Tobacco - 0.9%
$ 11,250 Altria Group Inc 5.800% 2/14/39 A3 $ 10,889,129
Total Tobacco 10,889,129
Trading Companies & Distributors - 1.9%
8,600 Ashtead Capital Inc, 144A 4.000% 5/01/28 BBB 7,953,314
2,775 Ashtead Capital Inc, 144A 5.500% 8/11/32 BBB 2,666,886
9,875 United Rentals North America Inc 5.250% 1/15/30 BB+ 9,360,041
3,449 WESCO Distribution Inc, 144A 7.250% 6/15/28 BB 3,525,406
Total Trading Companies & Distributors 23,505,647
Wireless Telecommunication Services - 0.6%
4,204 T-Mobile USA Inc 4.750% 2/01/28 BBB+ 4,129,017
3,000 T-Mobile USA Inc 5.375% 4/15/27 BBB+ 2,999,986
Total Wireless Telecommunication Services 7,129,003
Total Corporate Bonds
(cost $687,990,823) 613,060,528
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
X 314,083,325 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 25.9%
X 314,083,325
Automobile Components - 1.3%
$ 8,635 Dana Inc 4.250% 9/01/30 BB+ $ 6,918,598
10,630 Goodyear Tire & Rubber Co (3) 5.250% 7/15/31 BB- 9,246,825
Total Automobile Components 16,165,423
Automobiles - 0.7%
6,763 General Motors Financial Co Inc (3) 6.500% N/A (4) BB+ 5,636,082
3,613 General Motors Financial Co Inc 5.700% N/A (4) BB+ 3,161,261
Total Automobiles 8,797,343
Banks - 7.8%
10,160 Bank of America Corp 6.500% N/A (4) BBB+ 10,160,000
8,965 Bank of America Corp (3) 6.300% N/A (4) BBB+ 9,009,825
4,691 Bank of America Corp 6.250% N/A (4) BBB+ 4,604,216
23,521 Citigroup Inc (3) 6.250% N/A (4) BBB- 22,756,882
5,255 First Citizens BancShares Inc/NC (3-Month LIBOR
reference rate + 3.972% spread) (5)
8.838% N/A (4) Ba1 4,859,069
21,550 JPMorgan Chase & Co 6.750% N/A (4) BBB+ 21,576,938
3,000 JPMorgan Chase & Co 6.100% N/A (4) BBB+ 2,952,934
9,994 PNC Financial Services Group Inc/The (3) 6.200% N/A (4) Baa2 9,238,204
9,100 Wells Fargo & Co 5.875% N/A (4) Baa2 8,988,525
Total Banks 94,146,593
Capital Markets - 1.7%
9,600 Ares Finance Co III LLC, 144A 4.125% 6/30/51 BBB 6,912,000
7,075 Goldman Sachs Group Inc (3) 5.300% N/A (4) BBB- 6,653,950
350 Goldman Sachs Group Inc (3) 4.950% N/A (4) BBB- 323,907
7,050 Morgan Stanley 5.948% 1/19/38 A- 6,963,388
Total Capital Markets 20,853,245
Consumer Finance - 1.6%
13,802 Ally Financial Inc 4.700% N/A (4) Ba2 9,766,083
8,075 American Express Co 3.550% N/A (4) Baa2 6,616,752
4,035 Capital One Financial Corp (3) 3.950% N/A (4) Baa3 2,999,500
Total Consumer Finance 19,382,335

Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
Electric Utilities - 4.2%
$ 13,450 Edison International 5.000% N/A (4) BB+ $ 11,510,804
22,945 Emera Inc 6.750% 6/15/76 BB+ 21,969,837
15,390 NextEra Energy Capital Holdings Inc 5.650% 5/01/79 BBB 13,927,950
3,325 NRG Energy Inc, 144A 10.250% N/A (4) Ba3 3,150,438
Total Electric Utilities 50,559,029
Food Products - 0.6%
3,200 Land O' Lakes Inc, 144A 7.000% N/A (4) BB 2,584,000
2,042 Land O' Lakes Inc, 144A 8.000% N/A (4) BB 1,858,220
3,300 Land O' Lakes Inc, 144A 7.250% N/A (4) BB 2,805,000
Total Food Products 7,247,220
Independent Power Producers & Energy Traders - 2.1%
7,250 Vistra Corp, 144A 7.000% N/A (4) Ba3 6,377,100
20,475 Vistra Corp, 144A 8.000% N/A (4) Ba3 19,062,250
Total Independent Power Producers & Energy Traders 25,439,350
Insurance - 1.5%
4,950 Enstar Finance LLC 5.750% 9/01/40 BBB- 4,103,897
5,825 Enstar Finance LLC 5.500% 1/15/42 BBB- 4,201,153
10,255 Liberty Mutual Group Inc, 144A 7.800% 3/15/37 Baa3 10,364,318
Total Insurance 18,669,368
Media - 0.7%
1,575 Paramount Global 6.375% 3/30/62 Baa3 1,261,953
7,830 Sirius XM Radio Inc, 144A 4.000% 7/15/28 BB 6,556,469
Total Media 7,818,422
Multi-Utilities - 1.0%
7,400 Dominion Energy Inc 4.350% N/A (4) BBB- 6,234,500
6,721 Sempra Energy 4.875% N/A (4) BBB- 6,349,194
Total Multi-Utilities 12,583,694
Oil, Gas & Consumable Fuels - 1.1%
12,781 Transcanada Trust 5.875% 8/15/76 BBB- 11,960,460
1,150 Transcanada Trust 5.600% 3/07/82 BBB- 964,334
Total Oil, Gas & Consumable Fuels 12,924,794
Technology Hardware, Storage & Peripherals - 1.6%
6,720 Dell International LLC / EMC Corp 6.020% 6/15/26 BBB 6,878,274
14,425 NCR Corp, 144A 5.125% 4/15/29 B 12,618,235
Total Technology Hardware, Storage & Peripherals 19,496,509
Total $1,000 Par (or similar) Institutional Preferred
(cost $361,933,914) 314,083,325
Shares Description (1) Value
X 110,555,559 COMMON STOCKS - 9.1%
X 110,555,559
Aerospace & Defense - 1.0%
20,700 General Dynamics Corp $ 4,226,526
21,100 Huntington Ingalls Industries Inc 4,249,118
34,600 Raytheon Technologies Corp 3,188,044
Total Aerospace & Defense 11,663,688
Building Products - 0.3%
103,300 Carrier Global Corp 4,224,970
Total Building Products 4,224,970

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Shares Description (1) Value
Chemicals - 0.2%
31,200 DuPont de Nemours Inc $ 2,096,328
Total Chemicals 2,096,328
Communications Equipment - 0.3%
85,000 Cisco Systems Inc 4,221,950
Total Communications Equipment 4,221,950
Consumer Staples Distribution & Retail - 0.5%
43,800 Walmart Inc 6,432,906
Total Consumer Staples Distribution & Retail 6,432,906
Containers & Packaging - 0.3%
82,700 Sealed Air Corp 3,130,195
Total Containers & Packaging 3,130,195
Electrical Equipment - 0.3%
95,500 nVent Electric PLC 4,142,790
Total Electrical Equipment 4,142,790
Equity Real Estate Investment Trusts - 0.7%
99,796 National Storage Affiliates Trust 2,258,383
22,100 Public Storage 6,260,930
Total Equity Real Estate Investment Trusts 8,519,313
Health Care Equipment & Supplies - 0.4%
51,800 Medtronic PLC 4,286,968
Total Health Care Equipment & Supplies 4,286,968
Health Care Providers & Services - 0.9%
17,400 Cigna Group/The 4,304,934
12,800 Humana Inc 6,423,936
Total Health Care Providers & Services 10,728,870
Hotels, Restaurants & Leisure - 0.4%
14,900 McDonald's Corp 4,248,139
Total Hotels, Restaurants & Leisure 4,248,139
Independent Power and Renewable Electricity Producers - 0.2%
35,867 NextEra Energy Partners LP (3) 2,149,151
Total Independent Power and Renewable Electricity Producers 2,149,151
Metals & Mining - 0.2%
63,400 Freeport-McMoRan Inc 2,177,156
Total Metals & Mining 2,177,156
Multi-Utilities - 0.3%
29,491 Sempra Energy 4,232,843
Total Multi-Utilities 4,232,843
Oil, Gas & Consumable Fuels - 1.2%
42,500 ConocoPhillips 4,220,250
94,800 Shell PLC, ADR 5,308,800
49,400 Valero Energy Corp 5,287,776
Total Oil, Gas & Consumable Fuels 14,816,826

Shares Description (1) Value
Pharmaceuticals - 1.2%
59,000 AstraZeneca PLC, Sponsored ADR $ 4,311,720
66,800 Bristol-Myers Squibb Co 4,304,592
125,700 Sanofi, ADR 6,413,214
Total Pharmaceuticals 15,029,526
Semiconductors & Semiconductor Equipment - 0.3%
31,400 Applied Materials Inc 4,185,620
Total Semiconductors & Semiconductor Equipment 4,185,620
Technology Hardware, Storage & Peripherals - 0.4%
296,000 Hewlett Packard Enterprise Co 4,268,320
Total Technology Hardware, Storage & Peripherals 4,268,320
Total Common Stocks
(cost $98,728,043) 110,555,559
Shares Description (1) Coupon Ratings (2) Value
X 55,440,520 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 4.6%
X 55,440,520
Banks - 0.2%
77,954 Citigroup Inc 7.125% BBB- $ 1,995,623
Total Banks 1,995,623
Capital Markets - 0.4%
197,807 Morgan Stanley 7.125% BBB 5,004,517
Total Capital Markets 5,004,517
Consumer Finance - 0.4%
94,600 Capital One Financial Corp (3) 5.000% Baa3 1,864,566
194,900 Synchrony Financial 5.625% BB- 3,323,045
Total Consumer Finance 5,187,611
Food Products - 1.0%
384,432 CHS Inc 6.750% N/R 9,706,908
90,213 CHS Inc 7.100% N/R 2,264,346
Total Food Products 11,971,254
Insurance - 2.2%
182,200 Allstate Corp/The 7.375% BBB 4,815,546
220,806 Athene Holding Ltd 6.375% BBB 5,074,122
284,806 Athene Holding Ltd 6.350% BBB 5,941,053
169,032 Enstar Group Ltd 7.000% BBB- 3,667,995
291,225 Reinsurance Group of America Inc 7.125% BBB+ 7,458,272
Total Insurance 26,956,988
Multi-Utilities - 0.4%
179,590 Algonquin Power & Utilities Corp 6.200% BB+ 4,324,527
Total Multi-Utilities 4,324,527
Total $25 Par (or similar) Retail Preferred
(cost $61,198,123) 55,440,520
Shares Description (1) Coupon Ratings (2) Value
27,900,966 CONVERTIBLE PREFERRED SECURITIES - 2.3%
X 27,900,966
Banks - 1.4%
2,870 Bank of America Corp 7.250% BBB+ $ 3,348,917
12,630 Wells Fargo & Co 7.500% Baa2 14,227,821
Total Banks 17,576,738

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

Shares   Description (1) Coupon Ratings (2) Value
Electric Utilities - 0.9%
212,040 NextEra Energy Inc 6.219% BBB $ 10,324,228
Total Electric Utilities 10,324,228
Total Convertible Preferred Securities
(cost $30,569,347) 27,900,966
Shares Description (1) Coupon Issue Price Cap Price Maturity Value
X 15,350,841 STRUCTURED NOTES - 1.3%
X 15,350,841
108,100 JPMorgan Chase Bank,
Mandatory Exchangeable
Note, Linked to Common
Stock of Alphabet Inc. (Cap
115.50% of the Issue Price),
144A
10.000% $89.8800 $103.8114 6/21/23 $ 11,265,578
126,500 Merrill Lynch International
& Co, Mandatory
Exchangeable Note, Linked
to Common Stock of Alcoa
Corp. (Cap 129.60% of the
Issue Price), 144A
16.000% $46.1600 $59.8234 6/21/23 4,085,263
Total Structured Notes
(cost $15,703,307) 15,350,841
Principal
Amount (000) Description (1) Coupon Maturity Ratings (2) Value
6,437,350 CONVERTIBLE BONDS - 0.5%
X 6,437,350
Electric Utilities - 0.3%
$ 4,400 FirstEnergy Corp, 144A 4.000% 5/01/26 N/R $ 4,384,600
Total Electric Utilities 4,384,600

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit
Principal
Amount (000)   Description (1) Coupon Maturity Ratings (2) Value
Wireless Telecommunication Services - 0.2%
$ 8,925 Liberty Interactive LLC 3.750% 2/15/30 Caa2 $ 2,052,750
Total Wireless Telecommunication Services 2,052,750
Total Convertible Bonds
(cost $11,314,155) 6,437,350
Total Long-Term Investments
(cost $1,267,437,712) 1,142,829,089
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   2.5%
X 29,959,880 MONEY MARKET FUNDS - 2.5%
X 29,959,880
29,959,880 State Street Navigator Securities Lending Government
Money Market Portfolio (6)
5.110%(7) $ 29,959,880
Total Money Market Funds
(cost $29,959,880) $ 29,959,880
Total Investments Purchased with Collateral from Securities Lending
(cost $29,959,880) 29,959,880
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  3.5%
42,350,834 REPURCHASE AGREEMENTS - 3.5%
X 42,350,834
$ 1,193 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 5/31/23, repurchase price
$1,192,884, collateralized by $1,397,100, U.S. Treasury
Note, 1.000%, due 7/31/28, value $1,216,725
1.520% 6/01/23 $ 1,192,834
41,158 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 5/31/23, repurchase price
$41,163,728, collateralized by $51,116,200,
U.S. Treasury Bond, 2.875%, due 5/15/52, value
$41,981,176
5.010% 6/01/23 41,158,000
Total Repurchase Agreements
(cost $42,350,834) 42,350,834
Total Short-Term Investments
(cost $42,350,834) 42,350,834
Total Investments
(cost $ 1,339,748,426 ) - 100 .2% 1,215,139,803
Other Assets & Liabilities, Net -  (0.2)% (2,533,599)
Net Assets - 100% $ 1,212,606,204

Nuveen Flexible Income Fund
(continued)
Portfolio of Investments
May 31, 2023
(Unaudited)

spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 613,060,528 $ – $ 613,060,528
$1,000 Par (or similar) Institutional
Preferred – 314,083,325 – 314,083,325
Common Stocks 110,555,559 – – 110,555,559
$25 Par (or similar) Retail Preferred 55,440,520 – – 55,440,520
Convertible Preferred Securities 27,900,966 – – 27,900,966
Structured Notes – 15,350,841 – 15,350,841
Convertible Bonds – 6,437,350 – 6,437,350
Investments Purchased with Collateral from
Securities Lending 29,959,880 – – 29,959,880
Short-Term Investments:
Repurchase Agreements – 42,350,834 – 42,350,834
Total
$ 223,856,925 $ 991,282,878 $ – $ 1,215,139,803
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $28,729,025.
(4) Perpetual security. Maturity date is not applicable.
(5) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(7) The rate shown is the one-day yield as of the end of the reporting period.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
LIBOR London Inter-Bank Offered Rate
REIT Real Estate Investment Trust